Derivative Instruments (Schedule Of Monthly Average Future And Forward Currency Contracts) (Details) - Millburn Multi-Markets Trading L.P. [Member]	12 Months Ended
	Dec. 31, 2017 USD ($) contract	Dec. 31, 2016 USD ($) contract
Average bought	35,579	12,089
Average sold	34,774	11,834
Average notional | $	$ 3,685,000,000	$ 1,360,000,000